Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Sep. 30, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Derivative Asset		$ 93	$ 294
Derivative Liabilities		934	279
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		20	93
Derivative Liabilities		554	103
Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		5	31
Derivative Liabilities		117	19
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	73	223
Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	19	63
Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	2	5
Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		71	209
Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		19	60
Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		2	3
Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2	14
Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	20	71
Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	1	30
Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	3	26
Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		9	41
Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		1	30
Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		8	4
Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		3	26
Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		3	26
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	265	157
Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		165	25
Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	51	11
Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		59	129
Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		16	15
Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		202	26
Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		149	10
Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		47	9
Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		4	2
Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		4	2
Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	669	122
Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	389	78
Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	66	8
Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		21	6
Noncurrent Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		17
Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		648	116
Noncurrent Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		372	78
Noncurrent Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		66	8
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset		33	105
Derivative Liabilities		842	166
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Derivative Liabilities		521	88
Designated as Hedging Instrument | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		5	31
Derivative Liabilities		117	19
Designated as Hedging Instrument | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	20	69
Designated as Hedging Instrument | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]		3
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	2	5
Designated as Hedging Instrument | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		18	55
Designated as Hedging Instrument | Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		2	3
Designated as Hedging Instrument | Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2	14
Designated as Hedging Instrument | Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Designated as Hedging Instrument | Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Designated as Hedging Instrument | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	13	36
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	3	26
Designated as Hedging Instrument | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		2	6
Designated as Hedging Instrument | Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		8	4
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		3	26
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		3	26
Designated as Hedging Instrument | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	213	45
Designated as Hedging Instrument | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		149	10
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	51	11
Designated as Hedging Instrument | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		9	17
Designated as Hedging Instrument | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		200	26
Designated as Hedging Instrument | Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		149	10
Designated as Hedging Instrument | Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		47	9
Designated as Hedging Instrument | Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		4	2
Designated as Hedging Instrument | Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		4	2
Designated as Hedging Instrument | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	629	121
Designated as Hedging Instrument | Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	372	78
Designated as Hedging Instrument | Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	66	8
Designated as Hedging Instrument | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	5
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		627	116
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		372	78
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		66	8
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset		60	189
Derivative Liabilities		92	113
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		20	90
Derivative Liabilities		33	15
Fair Value - Derivatives not under Hedge Accounting | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	53	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	19	60
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		53	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		19	60
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	7	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	1	30
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		7	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		1	30
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	52	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		16	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		50	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		16	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		2
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	40	1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	17
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		19	$ 1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		17
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		$ 21

[1]	Current derivative assets include amounts presented in assets held for sale in Dominion Energy’s Consolidated Balance Sheets.
[2]	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[3]	Current derivative assets include $2 million in other current assets at December 31, 2018, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets. All current derivative assets are included in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets at September 30, 2019.
[4]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
[5]	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
[6]	Noncurrent derivatives assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[7]	Current derivative liabilities include $242 million and $157 million in other current liabilities at September 30, 2019 and December 31. 2018, respectively, with the remainder recorded in liabilities held for sale in Dominion Energy’s Consolidated Balance Sheets.
[8]	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
[9]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.
[10]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
[11]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.